Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

23. Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

The following is a summary of significant transactions and balances with members of key management during the six months ended June 30, 2021 and 2022 and at each period end.

On May 27, 2022, a related party surrendered 60,540 shares to the Company for no consideration. The surrendered shares were cancelled. In relation to the share surrender, the Company did not enter into any agreement or commitment for future consideration or compensation.

Key management personnel compensation:

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Wages, salaries and bonuses	8,422	11,287
Share-based compensation expenses (i)	13,200	861
Contributions to defined contribution plan	-	118
Welfare, housing funds and other	182	117

(i)
For the six months ended June 30, 2022, the share-based compensation expenses reflect a credit of RMB 4.4 million from forfeitures of unvested stock options from one employee departure.